Income Taxes (Summary of Amounts of Taxes Paid (Net of Amounts Received)) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2026 JPY (¥)
Income Tax Paid, by Individual Jurisdiction [Line Items]
Japan national tax	¥ 52,638
Japan local tax	17,458
Foreign	44,651
Total	114,747
INDIA
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	11,286
Tokyo Metropolitan Government [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Japan local tax	8,437
Other [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Japan local tax	9,021
The Americas
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	10,216
Other [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	¥ 23,149